Form N-1A Supplement	May 21, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 21, 2026 to each Fund’s Summary Prospectus, dated April 7, 2025, as each may be supplemented and amended from time to time.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.